Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Selling and marketing expenses	$ (4,249,000)	(25,721,000)	(21,647,000)	(22,493,000)
General and administrative expenses	(11,381,000)	(68,896,000)	(77,841,000)	(79,354,000)	(3,743,000)	(22,660,000)	(27,205,000)	(23,845,000)
Loss from operations	(6,501,000)	(39,356,000)	(40,894,000)	(41,565,000)	(3,743,000)	(22,660,000)	(27,205,000)	(23,845,000)
Interest income	925,000	5,602,000	5,718,000	1,922,000		1,000	1,000	1,000
Gain on sales of short-term investments	1,078,000	6,526,000	113,644,000	32,689,000	1,068,000	6,466,000	112,960,000	32,637,000
Change in fair value of marketable options	141,000	853,000	(16,094,000)	7,252,000	141,000	853,000	(16,094,000)	7,252,000
Other income	2,229,000	13,496,000	7,706,000	5,994,000			444,000
Income (loss) before equity in earnings of subsidiaries					(2,534,000)	(15,340,000)	70,106,000	16,045,000
Equity in (losses) earnings of subsidiaries					(241)	1,458	(1,557)	(12,520)
Net income (loss)	$ (2,274,000)	(13,766,000)	68,552,000	3,510,000	$ (2,293,000)	(13,882,000)	68,549,000	3,525,000
Net income (loss) per share
Basic	$ (0.06)	(0.37)	1.81	0.09	$ (0.06)	(0.37)	1.81	0.09
Diluted	$ (0.06)	(0.37)	1.67	0.09	$ (0.06)	(0.37)	1.67	0.09
Weighted average shares used in computation:
Basic	37,986,150	37,986,150	37,780,134	37,443,657	37,986,150	37,986,150	37,780,134	37,443,657
Diluted	37,986,150	37,986,150	41,092,700	40,465,449	37,986,150	37,986,150	41,092,700	40,465,449